PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of January 1	$ 849	$ 624
Additions	67	66
Acquisitions	4	0
Disposals and write off	(1)	0
Depreciation	(38)	(31)
Impairment	(2)	(2)
Translation adjustment	(29)	7
Modifications and reassessments	36	39
Balance as of March 31	886	$ 703
SUNVIN 11 LLC | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Measurement period adjustment	2
LLC ISP Shtorm | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Measurement period adjustment	$ 2